Operating profit	12 Months Ended
Dec. 31, 2018
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Operating profit

8. Operating profit

The following items have been included in operating profit:	2018 £m	2017 £m	2016 £m
Employee costs (Note 9)	9,440	9,122	8,212
Advertising	1,376	1,351	1,265
Distribution costs	389	405	395
Depreciation of property, plant and equipment	954	988	978
Impairment of property, plant and equipment, net of reversals	203	327	180
Amortisation of intangible assets	902	934	796
Impairment of intangible assets, net of reversals	134	690	22
Net foreign exchange losses	81	215	53
Inventories:
Cost of inventories included in cost of sales	8,713	8,526	8,093
Write-down of inventories	695	701	533
Reversal of prior year write-down of inventories	(302)	(352)	(145)
Operating lease rentals:
Minimum lease payments	188	110	91
Contingent rents	12	4	4
Sub-lease payments	5	5	4
Fees payable to the company’s auditor and its associates in relation to the Group (see below)	29.8	29.2	29.7

The reversals of prior year write-downs of inventories principally arise from the reassessment of usage or demand expectations prior to inventory expiration.

Net foreign exchange losses include a net loss of £nil (2017 – £109 million; 2016 – £nil) of exchange arising on the reclassification of exchange on liquidation or disposal of overseas subsidiaries.

Included within operating profit are major restructuring charges of £809 million (2017 – £1,056 million; 2016 – £970 million), see Note 10, ‘Major restructuring costs’.

Fees payable to the company’s auditor and its associates:	2018 £m	2017 £m	2016 £m
Audit of parent company and consolidated financial statements	6.7	7.0	5.8
Audit of the company’s subsidiaries	12.9	16.2	16.4
Attestation under s.404 of Sarbanes-Oxley Act 2002	6.6	4.5	4.4

Audit and audit-related services	26.2	27.7	26.6
Taxation compliance	0.1	0.2	0.2
Taxation advice	0	0.1	1.8
Other assurance services	3.0	1.0	0.3
All other services	0.5	0.2	0.8

	29.8	29.2	29.7

The other assurance services provided by the auditor relate to agreed upon procedures and other assurance services outside of statutory audit requirements. All other services provided by the auditor primarily related to advisory services for the year ended 31 December 2018.

In addition to the above, fees paid in respect of the GSK pension schemes were:

	2018 £m	2017 £m	2016 £m
Audit	0.3	0.3	0.4
Other services	0	0.1	—